Supplemental Guarantor Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0		$ 0			$ 0
Restricted cash	101,000		79,741			289,141
Accounts and other receivables	283,000		57,712			24,989
Accounts receivable—affiliate	0		57,211			21,060
Advances to affiliate	106,000		115,476			94,397
Inventory	75,000		69,179			26,198
Derivative assets	108,000		73,809			15,627
Derivative assets—related party	5,000		2,623			2,132
Other current assets	24,000		14,852			15,217
Other current assets—affiliate			5			633
Total current assets	702,000		470,608			489,394
Property, plant and equipment, net	12,546,000		12,507,419			11,138,825
Debt issuance and deferred financing costs, net	13,000		14,705			38,012
Non-current derivative assets	159,000		61,217			19,032
Non-current derivative assets—related party	2,000		1,933			3,381
Investments in subsidiaries			0			0
Other non-current assets, net	73,000		55,630			31,709
Total assets	13,495,000		13,111,512			11,720,353
Current liabilities
Accounts payable	8,000		7,290			16,202
Accrued liabilities	148,000		369,980			162,205
Accrued liabilities—related party	9,000		2,531			0
Due to affiliates	20,000		26,900			25,086
Derivative liabilities	223,000		46,486			13,576
Other current liabilities	2,000		364			0
Other current liabilities—affiliate	1,000		519			0
Total current liabilities	552,000		454,070			385,069
Current debt			0			168,000
Long-term debt, net	10,106,000		10,093,480			9,245,552
Non-current derivative liabilities	160,000		134,667			8,595
Other non-current liabilities	9,000		11,000			0
Other non-current liabilities—affiliate	0		1,284			0
Member’s equity	2,668,000	$ 2,367,000	2,417,578	$ 1,893,000	$ 2,010,000	2,081,137	$ 1,667,276	$ 1,313,809
Total liabilities and member’s equity	$ 13,495,000		13,111,512			11,720,353
Previously Reported [Member]
Current liabilities
Other non-current liabilities			10,433
Eliminations [Member]
Current assets
Cash and cash equivalents			0			0
Restricted cash			0			0
Accounts and other receivables			0			0
Accounts receivable—affiliate			0			0
Advances to affiliate			0			0
Inventory			0			0
Derivative assets			0			0
Derivative assets—related party			0			0
Other current assets			0			0
Other current assets—affiliate			0			(1)
Total current assets			0			(1)
Property, plant and equipment, net			0			0
Debt issuance and deferred financing costs, net			0			0
Non-current derivative assets			0			0
Non-current derivative assets—related party			0			0
Investments in subsidiaries			(11,224,400)			(10,194,296)
Other non-current assets, net			0			0
Total assets			(11,224,400)			(10,194,297)
Current liabilities
Accounts payable			0			0
Accrued liabilities			0			0
Accrued liabilities—related party			0
Due to affiliates			0			0
Derivative liabilities			0			0
Other current liabilities			0
Other current liabilities—affiliate			0
Total current liabilities			0			0
Current debt						0
Long-term debt, net			0			0
Non-current derivative liabilities			0			0
Other non-current liabilities			0
Other non-current liabilities—affiliate			0
Member’s equity			(11,224,400)			(10,194,297)
Total liabilities and member’s equity			(11,224,400)			(10,194,297)
Parent Issuer [Member]
Current assets
Cash and cash equivalents			0			0
Restricted cash			68,787			282,248
Accounts and other receivables			0			0
Accounts receivable—affiliate			0			0
Advances to affiliate			0			0
Inventory			0			0
Derivative assets			0			10,556
Derivative assets—related party			0			0
Other current assets			249			178
Other current assets—affiliate			0			0
Total current assets			69,036			292,982
Property, plant and equipment, net			1,330,748			1,094,671
Debt issuance and deferred financing costs, net			14,705			38,012
Non-current derivative assets			0			7,917
Non-current derivative assets—related party			0			0
Investments in subsidiaries			11,224,400			10,194,296
Other non-current assets, net			0			1
Total assets			12,638,889			11,627,879
Current liabilities
Accounts payable			32			71
Accrued liabilities			9,488			1,242
Accrued liabilities—related party			0
Due to affiliates						0
Derivative liabilities			39,566			6
Other current liabilities			0
Other current liabilities—affiliate			0
Total current liabilities						169,319
Current debt						168,000
Long-term debt, net			10,093,480			9,245,552
Non-current derivative liabilities			48,661			398
Other non-current liabilities			0
Other non-current liabilities—affiliate			0
Member’s equity			2,447,325			2,212,610
Total liabilities and member’s equity			12,638,889			11,627,879
Parent Issuer [Member] | Previously Reported [Member]
Current liabilities
Due to affiliates			337
Total current liabilities			49,423
Guarantors [Member]
Current assets
Cash and cash equivalents			0			0
Restricted cash			10,954			6,893
Accounts and other receivables			57,712			24,989
Accounts receivable—affiliate			57,211			21,060
Advances to affiliate			115,476			94,397
Inventory			69,179			26,198
Derivative assets			73,809			5,071
Derivative assets—related party			2,623			2,132
Other current assets			14,603			15,039
Other current assets—affiliate			5			634
Total current assets			401,572			196,413
Property, plant and equipment, net						10,044,154
Debt issuance and deferred financing costs, net			0			0
Non-current derivative assets			61,217			11,115
Non-current derivative assets—related party			1,933			3,381
Investments in subsidiaries			0			0
Other non-current assets, net			55,630			31,708
Total assets			11,697,023			10,286,771
Current liabilities
Accounts payable			7,258			16,131
Accrued liabilities						160,963
Accrued liabilities—related party			2,531
Due to affiliates						25,086
Derivative liabilities						13,570
Other current liabilities			364
Other current liabilities—affiliate			519
Total current liabilities						215,750
Current debt						0
Long-term debt, net			0			0
Non-current derivative liabilities			86,006			8,197
Other non-current liabilities—affiliate			1,284
Member’s equity			11,194,653			10,062,824
Total liabilities and member’s equity			11,697,023			$ 10,286,771
Guarantors [Member] | Previously Reported [Member]
Current assets
Property, plant and equipment, net			11,176,671
Current liabilities
Accrued liabilities			360,492
Due to affiliates			26,563
Derivative liabilities			6,920
Total current liabilities			404,647
Other non-current liabilities			$ 10,433